UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR217	Printed in U.S.A.

CGM
Mutual Fund

349th Quarterly Report
June 30, 2017

A No-Load Fund

To Our Shareholders:
CGM Mutual Fund increased 1.4% during the second quarter of 2017 compared to a return of 3.1% for the Standard and Poor’s 500 Index (S&P 500 Index) and 1.5% for the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index. For the first six months of the year, CGM Mutual Fund returned 4.7%, the S&P 500 Index, 9.3% and the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index, 2.4%.
The positive performance of U.S. stocks early in 2017 continued into the second quarter of the year despite some mixed economic news in April. Manufacturing activity continued to expand, but at a slightly slower pace according to the Institute for Supply Management. Since the end of the recession, businesses have been slow to increase investment which has led to sluggish but continued growth in the manufacturing sector. This is substantiated by the Commerce Department’s report on orders for durable goods which showed a monthly increase in March of only 0.7%. Despite March’s low unemployment rate of 4.5%, U.S. consumers demonstrated continued restraint in spending and the Commerce Department reported a disappointing 0.2% drop in retail sales for March and revised its February estimate to a 0.3% decline. This muted consumer demand contributed to the meager growth in gross domestic product which the Commerce Department initially reported as expanding at only a 0.7% annual rate in the first quarter though later revised to a 1.4% annual rate. But the GDP report also included other signs of increased business investment, rising consumer confidence and rising consumer income which may improve economic growth going forward.
Improving economic indicators in May continued to boost stock performance. While the manufacturing sector continued its slow expansion, the Institute for Supply Management reported accelerating growth in the non-manufacturing sector. Further evidence of economic growth came from the Federal Reserve’s report on April industrial production, which increased by 1% from the prior month in its largest monthly gain in more than three years. Commerce

Department April reports on consumer spending showed improvement with monthly retail sales and the personal consumption rate each increasing by 0.4%. Additionally, the University of Michigan Consumer Sentiment Index rose to its highest reading since January reaching 97.1 in May. Increased consumer spending and strong consumer confidence suggest potential for expanding growth in the economy.
While the April Personal Consumption Expenditure Index (the index the Fed consults when planning interest rate adjustments) came in at 1.7%, falling short of the Fed’s desired 2%, some signs of upward inflation pressure emerged. The Labor Department’s April Producer Price Index for Final Demand, which measures the prices U.S. companies receive for their goods and services, grew to its highest level in five years, increasing 2.5% year over year. The Labor Department’s measure of import prices also experienced 4.1% annual growth in April from a year earlier. However these indicators were tempered by oil prices that dropped into bear market territory in June. Falling energy prices generally weigh on inflation and often drive investors to U.S. treasuries. Oil prices have declined through much of the year despite production cuts by OPEC and other oil producing nations. These cuts have been offset in part by increased production from the U.S. shale oil industry which has continued to increase its exports after Congress lifted its export ban in 2015.
Despite conflicting inflation indicators, low unemployment and continued economic expansion prompted the Fed to raise interest rates by 0.25% in June. The Fed indicated further economic expansion would allow it to begin reducing the portfolio of bonds and other assets that it purchased to stimulate the economy in response to the recession of 2007 - 2009. As this news was widely anticipated, it had very little impact on the stock market. Strong corporate profits and improving global economic conditions helped stock prices continue to climb through the end of the quarter. Technology stocks have outperformed other sectors through the first half of the year. These stocks pulled back at the end

1

CGM MUTUAL FUND

of the quarter while bank stocks rose on news that all of the 34 largest U.S. banks passed the Fed’s capital requirements test mandated by the Dodd-Frank Act. Several banks immediately increased their dividends. Accelerating global economic expansion sent stocks higher, especially in the Eurozone and encouraged some central banks, including the European Central Bank, to suggest they may begin reducing their stimulus programs, which could increase yields on government bonds.
The yield on the 10-year U.S. Treasury bond started the quarter at 2.4% and fell as low as 2.1% before ending at 2.3% on June 30. Low inflation, the tepid momentum of the U.S. economic expansion and concerns about the Trump administration’s ability to push its tax and spending policies through Congress have all played a part in holding bond yields down. Additionally, the geopolitical uncertainties in North Korea and Syria and the lower yields offered by government bonds in Europe and Japan have drawn investors to U.S. Treasuries. The S&P 500 Index was priced at 24.2 times the trailing twelve month earnings as of June 30. While U.S. stocks remain expensive, we believe the recent increase in the global economic expansion combined with strong earnings reports in several sectors of the U.S. economy should offer ample opportunities in U.S. stocks.
On June 30, 2017, CGM Mutual Fund was 26.3% invested in short-term U.S. Treasury Notes. The three largest industry positions in the equity portion of the portfolio were in commercial banks, money center banks and broker/dealers. The Fund’s three largest equity holdings were Citigroup Inc., Bank of America Corporation (commercial banks) and Itau Unibanco Holding S.A. ADR (money center bank).

David C. Fietze
President
July 5, 2017

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CGM MUTUAL FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2017

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	56.8	+	4.6
5 Years	+	51.2	+	8.6
1 Year	+	20.7	+	20.7
3 Months	+	1.4		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

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CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2017 (unaudited) COMMON STOCKS

Industry	Percent of Net Assets
Commercial Banks	16.5%
Banks - Money Center	8.6
Broker/Dealers	7.8
Metals and Mining	7.2
Electronic Components	6.9
Airlines	5.2
Light Capital Goods	4.8
Retail	3.7
Peripherals	3.7
Leisure	2.4
Beverages and Tobacco	2.0
Home Products	1.7
Insurance	1.4
Health Care Services	1.2
BONDS

United States Treasury Notes	26.3
SCHEDULE OF INVESTMENTS as of June 30, 2017 (unaudited) COMMON STOCKS — 73.1% OF TOTAL NET ASSETS

Airlines — 5.2%	Shares	Value(a)
Copa Holdings, S.A.	172,000	$20,124,000

Banks - Money Center — 8.6%
Banco Bradesco S.A. ADR (b)	1,500,000	12,750,000
Itau Unibanco Holding S.A. ADR (b)	1,850,000	20,442,500
		33,192,500
Beverages and Tobacco — 2.0%
Constellation Brands, Inc.	40,000	7,749,200

Broker/Dealers — 7.8%
Morgan Stanley	430,000	19,160,800
The Charles Schwab Corporation	260,000	11,169,600
		30,330,400
Commercial Banks — 16.5%
Bank of America Corporation	880,000	21,348,800
Citigroup Inc.	400,000	26,752,000
JPMorgan Chase & Co.	175,000	15,995,000
		64,095,800

See accompanying notes to financial statements.
4

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2017 (continued) (unaudited) COMMON STOCKS (continued)

Electronic Components — 6.9%	Shares	Value(a)
Advanced Micro Devices, Inc. (c)	250,000	$3,120,000
Applied Materials, Inc.	100,000	4,131,000
Micron Technology, Inc. (c)	650,000	19,409,000
		26,660,000
Health Care Services — 1.2%
Centene Corporation (c)	60,000	4,792,800

Home Products — 1.7%
Thor Industries, Inc.	65,000	6,793,800

Insurance — 1.4%
Prudential Financial, Inc.	50,000	5,407,000

Leisure — 2.4%
Royal Caribbean Cruises Ltd.	85,000	9,284,550

Light Capital Goods — 4.8%
KLA-Tencor Corporation	55,000	5,033,050
Lam Research Corporation	97,000	13,718,710
		18,751,760
Metals and Mining — 7.2%
Grupo México, S.A.B. de C.V.	2,700,000	7,622,370
Vale S.A. ADR (b)	2,300,000	20,125,000
		27,747,370
Peripherals — 3.7%
Western Digital Corporation	160,000	14,176,000

Retail — 3.7%
Alibaba Group Holding Limited ADR (c)	103,000	14,512,700

TOTAL COMMON STOCKS (Identified cost $261,473,968)		283,617,880

BONDS — 26.3% OF TOTAL NET ASSETS	Face Amount
United States Treasury — 26.3%
United States Treasury Notes, 0.750%, 07/31/2018	$5,500,000	5,467,776
United States Treasury Notes, 0.750%, 10/31/2018	22,500,000	22,325,985
United States Treasury Notes, 1.125%, 01/31/2019	26,000,000	25,905,542
United States Treasury Notes, 1.250%, 12/15/2018	41,500,000	41,438,414
United States Treasury Notes, 1.250%, 05/31/2019	7,000,000	6,983,046
TOTAL BONDS (Identified cost $102,504,006)		102,120,763

See accompanying notes to financial statements.
5

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2017 (continued) (unaudited)

SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS	Face Amount	Value(a)
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/30/2017 at 0.12% to be repurchased at $1,840,000 on 07/03/2017 collateralized by $1,805,000 U.S. Treasury Inflation Indexed Bond, 1.00% due 02/15/2046 valued at $1,867,622 including interest (Cost $1,840,000)	$1,840,000	$1,840,000

TOTAL INVESTMENTS — 99.9% (Identified cost $365,817,974)		387,578,643
Cash and receivables		27,244,516
Liabilities		(26,941,710)
TOTAL NET ASSETS — 100.0%		$387,881,449

(a) See Note 2A.
(b) At June 30, 2017, the Fund has approximately 13.7% of net assets invested in companies incorporated in Brazil.
(c) Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017
(unaudited)

Assets
Investments at value:
(Identified cost $365,817,974)		$387,578,643
Cash		6,086,340
Receivable for:
Securities sold	$20,779,962
Shares of the Fund sold	1,963
Dividends and interest	376,251	21,158,176
Total assets		414,823,159

Liabilities
Payable for:
Securities purchased	26,079,691
Shares of the Fund redeemed	437,467
Tax withholding	165	26,517,323
Accrued expenses:
Management fees	286,657
Trustees’ fees	16,840
Accounting, administration and compliance expenses	24,685
Transfer agent fees	55,174
Other expenses	41,031	424,387
Total liabilities		26,941,710
Net Assets		$387,881,449

Net assets consist of:
Capital paid-in		$332,960,482
Undistributed net investment income		682,305
Accumulated net realized gains on investments		32,477,993
Net unrealized appreciation on investments		21,760,669
Net Assets		$387,881,449

Shares of beneficial interest outstanding, no par value		12,042,833

Net asset value per share*		$32.21

* Shares of the Fund are sold and redeemed at net asset
value ($387,881,449 ÷ 12,042,833).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2017
(unaudited)

Investment Income
Income:
Dividends (net of withholding tax of
$109,635)	$2,413,783
Interest	500,858
2,914,641
Expenses:
Management fees	1,746,596
Trustees’ fees	34,691
Accounting, administration and compliance expenses	154,510
Custodian fees and expenses	37,939
Transfer agent fees	172,445
Audit and tax services	24,730
Legal	21,374
Printing	20,480
Registration fees	12,102
Miscellaneous expenses	7,469
2,232,336
Net investment income	682,305

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	32,632,188
Net change in unrealized depreciation on investments	(15,342,347)
Net realized and unrealized gains on investments	17,289,841

Change in Net Assets from Operations	$17,972,146

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
From Operations
Net investment income (loss)	$682,305	$(553,798)
Net realized gains on investments	32,632,188	12,557,545
Net change in unrealized appreciation (depreciation) on investments	(15,342,347)	14,049,458
Change in net assets from operations	17,972,146	26,053,205

From Distributions to Shareholders
Net long-term realized capital gains on investments	—	(10,400,786)
	—	(10,400,786)
From Capital Share Transactions
Proceeds from sale of shares	1,144,172	2,909,083
Net asset value of shares issued in connection with reinvestment of:
Distributions from net long-term realized capital gains on investments	—	9,678,076
	1,144,172	12,587,159
Cost of shares redeemed	(18,955,389)	(42,098,460)
Change in net assets derived from capital share transactions	(17,811,217)	(29,511,301)
Total change in net assets	160,929	(13,858,882)

Net Assets
Beginning of period	387,720,520	401,579,402
End of period (including undistributed net investment income of $682,305 and $0 at June 30, 2017 and December 31, 2016, respectively)	$387,881,449	$387,720,520

Number of Shares of the Fund:
Issued from sale of shares	36,062	103,231
Issued in connection with reinvestment of:
Distributions from net long-term realized capital gains on investments	—	314,632
	36,062	417,863
Redeemed	(596,159)	(1,485,217)
Net change	(560,097)	(1,067,354)

See accompanying notes to financial statements.
8

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31,
			2016	2015	2014	2013	2012
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$30.76		$29.38	$30.31	$32.16	$28.42	$24.42
Net investment income (loss) (a)	0.06		(0.04)	(0.11)	(0.17)	(0.09)	0.09
Net realized and unrealized gains (losses) on investments	1.39		2.27	(0.82)	1.87	6.06	4.01
Total from investment operations	1.45		2.23	(0.93)	1.70	5.97	4.10

Dividends from net investment income	—		—	—	—	—	(0.10)
Distributions from net short-term realized gains	—		—	—	(1.57)	(1.62)	—
Distributions from net long-term realized gains	—		(0.85)	—	(1.98)	(0.61)	—
Total distributions	—		(0.85)	—	(3.55)	(2.23)	(0.10)

Net increase (decrease) in net asset value	1.45		1.38	(0.93)	(1.85)	3.74	4.00
Net asset value at end of period	$32.21		$30.76	$29.38	$30.31	$32.16	$28.42

Total return (%)	4.7		7.6	(3.1)	5.3	21.0	16.8

Ratios:
Operating expenses to average net assets (%)	1.15	*	1.17	1.12	1.12	1.11	1.12
Net investment income (loss) to average net assets (%)	0.35	*	(0.15)	(0.37)	(0.55)	(0.29)	0.35
Portfolio turnover (%)	471	*	436	345	301	374	325
Net assets at end of period (in thousands) ($)	387,881	387,721		401,579	448,564	477,188	440,679
(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
* Computed on an annualized basis.

See accompanying notes to financial statements.
9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2017
(unaudited)

1. Organization — CGM Mutual Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2017 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$283,617,880	—	—
	Bonds
	United States Treasury Notes	—	$102,120,763	—
	Short-Term Investment
	Repurchase Agreement	—	1,840,000	—
	Total	$283,617,880	$103,960,763	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the six months ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$27,619,710	$6,327,921	$20,973,491
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2017 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$366,605,152	$24,936,483	$(3,962,992)	$20,973,491
Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period and retain their character as either short-term or long-term capital losses. As of December 31, 2016, the post-enactment capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$1,668,635	—	$1,668,635	—	—	—
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2016 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2016 and 2015 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2016	—	$10,400,786	$10,400,786
2015	—	—	—
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

At June 30, 2017, the Fund had an investment in a repurchase agreement with a gross value of $1,840,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash and/or securities of $1,867,622 exceeded the value of the repurchase agreement at June 30, 2017 by $27,622.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
4. Purchases and sales of securities — For the period ended June 30, 2017, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $881,207,971 and $891,926,611, respectively. For long-term government obligations, there were $37,959,297 of purchases and $40,952,227 of sales.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2017, the Fund incurred management fees of $1,746,596, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and

14

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $154,510, for the period ended June 30, 2017, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $138,972 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2017, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement — In October 2016, the SEC adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-ended mutual funds and exchange-traded funds. The final rules are designed to enhance the quality of information available to investors and to allow the SEC to more effectively collect and use data reporting by funds.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments.  The compliance date for the amendments to Regulation S-X is August 1, 2017, while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018.  Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2017 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
The Trustees of the Trust considered renewal of the Fund's advisory agreement at meetings of the independent Trustees in March and April 2017 and at a meeting of the full Board in April 2017. The Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.
2. The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to a market index and two universes of other funds (mixed-asset target allocation growth funds and balanced funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the Fund's below-average performance for the three-year period ended December 31, 2016, as compared to funds in both Broadridge universes. However, the Board noted the better than average relative performance of the Fund for the one, five and ten-year periods ended December 31, 2016, as compared to funds in both Broadridge universes. The Board noted that CGM manages the Fund’s investments with a long-term focus on global trends that may take time to develop and which carries a risk that expected developments may not occur or may be affected by unexpected events that would affect portfolio returns. However, the Board also observed that CGM's long-term focus had often proven its worth and that it offers Fund investors the potential for significant returns over longer periods of time.
3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
4. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2016 and the relatively small size of the Fund, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

16

CGM MUTUAL FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the median overall expense ratios of mutual funds included in the Broadridge expense universe, but concluded that this was reasonable due to the fact that the Fund maintained a higher percentage of equities in its portfolio than many other balanced mutual funds and that the equity portion of the Fund’s portfolio is more actively managed than the equity holdings of many other balanced mutual funds. The Board concluded the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund’s relatively small size and CGM's focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.

17

CGM MUTUAL FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 to June 30, 2017.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expenses Paid During Period* 01/01/17 - 06/30/17
Actual	$1,000.00	$1,047.14	$5.84
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
* Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

18

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC. P.O. Box 8511 Boston, Massachusetts 02266-8511

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR217	Printed in U.S.A.

CGM
Realty Fund

93rd Quarterly Report
June 30, 2017

A No-Load Fund

To Our Shareholders:
CGM Realty Fund increased 4.5% during the second quarter of 2017 compared to a return of 3.1% for the Standard and Poor’s 500 Index (“S&P 500 Index”) and 1.5% for the Standard and Poor’s U.S. REIT Index. For the first six months of the year, CGM Realty Fund returned 9.6%, the S&P 500 Index, 9.3% and the Standard and Poor’s U.S. REIT Index, 2.1%.
The positive performance of U.S. stocks early in 2017 continued into the second quarter of the year despite some mixed economic news in April. Manufacturing activity continued to expand, but at a slightly slower pace according to the Institute for Supply Management. Since the end of the recession, businesses have been slow to increase investment which has led to sluggish but continued growth in the manufacturing sector. This is substantiated by the Commerce Department’s report on orders for durable goods which showed a monthly increase in March of only 0.7%. Despite March’s low unemployment rate of 4.5%, U.S. consumers demonstrated continued restraint in spending and the Commerce Department reported a disappointing 0.2% drop in retail sales for March and revised its February estimate to a 0.3% decline. This muted consumer demand contributed to the meager growth in gross domestic product which the Commerce Department initially reported as expanding at only a 0.7% annual rate in the first quarter though later revised to a 1.4% annual rate. But the GDP report also included other signs of increased business investment, rising consumer confidence and rising consumer income which may improve economic growth going forward.
Improving economic indicators in May continued to boost stock performance. While the manufacturing sector continued its slow expansion, the Institute for Supply Management reported accelerating growth in the non-manufacturing sector. Further evidence of economic growth came from the Federal Reserve’s report on April industrial production, which increased by 1% from the prior month in its largest monthly gain in more than three years. Commerce Department April reports on consumer spending showed improvement with monthly retail sales and the personal consumption rate each increasing by 0.4%. Additionally, the University of Michigan Consumer Sentiment Index rose to its highest reading since January reaching 97.1 in May. Increased consumer spending and strong consumer confidence suggest potential for expanding growth in the economy.
While the April Personal Consumption Expenditure Index (the index the Fed consults when planning interest rate adjustments) came in at 1.7%, falling short of the Fed’s desired 2%, some signs of upward inflation pressure emerged. The Labor Department’s April Producer Price Index for Final Demand, which measures the prices U.S. companies receive for their goods and services, grew to its highest level in five years, increasing 2.5% year over year. The Labor Department’s measure of import prices also experienced 4.1% annual growth in April from a year earlier. However these indicators were tempered by oil prices that dropped into bear market territory in June. Falling energy prices generally weigh on inflation and often drive investors to U.S. treasuries. Oil prices have declined through much of the year despite production cuts by OPEC and other oil producing nations. These cuts have been offset in part by increased production from the U.S. shale oil industry which has continued to increase its exports after Congress lifted its export ban in 2015.
Despite conflicting inflation indicators, low unemployment and continued economic expansion prompted the Fed to raise interest rates by 0.25% in June. The Fed indicated further economic expansion would allow it to begin reducing the portfolio of bonds and other assets that it purchased to stimulate the economy in response to the recession of 2007 - 2009. As this news was widely anticipated, it had very little impact on the stock market. Strong corporate profits and improving global economic conditions helped stock prices continue to climb through the end of the quarter. Technology stocks have outperformed other sectors through the first half of the year. These stocks pulled back at the end of the quarter while bank stocks rose on news that

1

CGM REALTY FUND

all of the 34 largest U.S. banks passed the Fed’s capital requirements test mandated by the Dodd-Frank Act. Several banks immediately increased their dividends. Accelerating global economic expansion sent stocks higher, especially in the Eurozone and encouraged some central banks, including the European Central Bank, to suggest they may begin reducing their stimulus programs, which could increase yields on government bonds.
The yield on the 10-year U.S. Treasury bond started the quarter at 2.4% and fell as low as 2.1% before ending at 2.3% on June 30. Low inflation, the tepid momentum of the U.S. economic expansion and concerns about the Trump administration’s ability to push its tax and spending policies through Congress have all played a part in holding bond yields down. Additionally, the geopolitical uncertainties in North Korea and Syria and the lower yields offered by government bonds in Europe and Japan have drawn investors to U.S. Treasuries. The S&P 500 Index was priced at 24.2 times the trailing twelve month earnings as of June 30. While U.S. stocks remain expensive, we believe the recent increase in the global economic expansion combined with strong earnings reports in several sectors of the U.S. economy should offer ample opportunities in U.S. stocks.
On June 30, 2017, CGM Realty Fund was 23.0% invested in housing and building materials, 20.5% invested in metals and mining companies and 16.6% invested in commercial banks. The Fund also held 14.3% in REITs. The largest holdings were Vale S.A. ADR (metals and mining), Bank of America Corporation and Citigroup Inc. (commercial banks).

David C. Fietze
President

July 5, 2017

2

CGM REALTY FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2017

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	78.4	+	6.0
5 Years	+	45.7	+	7.8
1 Year	+	15.7	+	15.7
3 Months	+	4.5		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2017 (unaudited) COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Data Centers	10.6%
Residential	3.3
Specialty	0.4
Other Common Stocks
Housing and Building Materials	23.0
Metals and Mining	20.5
Commercial Banks	16.6
Hotels and Restaurants	16.1
Broker/Dealers	4.4
Miscellaneous	3.4
SCHEDULE OF INVESTMENTS as of June 30, 2017 (unaudited) COMMON STOCKS — 98.3% OF TOTAL NET ASSETS REAL ESTATE INVESTMENT TRUSTS — 14.3%

Data Centers — 10.6%	Shares	Value(a)
CoreSite Realty Corporation	340,000	$35,200,200
CyrusOne Inc.	665,000	37,073,750
Equinix, Inc.	54,000	23,174,640
		95,448,590
Residential — 3.3%
Equity LifeStyle Properties, Inc.	50,000	4,317,000
Sun Communities, Inc.	290,000	25,430,100
		29,747,100
Specialty — 0.4%
The GEO Group, Inc.	120,000	3,548,400

TOTAL REAL ESTATE INVESTMENTS TRUSTS (Identified cost $115,724,149)		128,744,090

OTHER COMMON STOCKS — 84.0%

Broker/Dealers — 4.4%
Morgan Stanley	880,000	39,212,800

Commercial Banks — 16.6%
Bank of America Corporation	3,330,000	80,785,800
Citigroup Inc.	1,020,000	68,217,600
		149,003,400

See accompanying notes to financial statements.
4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2017 (continued) (unaudited) COMMON STOCKS (continued)

Hotels and Restaurants — 16.1%	Shares	Value(a)
Choice Hotels International, Inc.	340,000	$21,845,000
Hilton Worldwide Holdings Inc.	660,000	40,821,000
Marriott International, Inc.	135,000	13,541,850
Wyndham Worldwide Corporation	315,000	31,629,150
Wynn Resorts, Limited	270,000	36,212,400
		144,049,400
Housing and Building Materials — 23.0%
D.R. Horton, Inc.	1,300,000	44,941,000
Lennar Corporation	850,000	45,322,000
NVR, Inc. (b)	19,000	45,801,590
PulteGroup, Inc.	1,000,000	24,530,000
Toll Brothers, Inc.	1,160,000	45,831,600
		206,426,190
Metals and Mining — 20.5%
Freeport-McMoRan Copper & Gold Inc. (b)	4,210,000	50,562,100
Grupo México, S.A.B. de C.V.	1,100,000	3,105,410
Rio Tinto plc ADR	100,000	4,231,000
Southern Copper Corporation	1,300,000	45,019,000
Vale S.A. ADR	9,300,000	81,375,000
		184,292,510
Miscellaneous — 3.4%
Marriott Vacations Worldwide Corporation	260,000	30,615,000

TOTAL OTHER COMMON STOCKS (Identified cost $659,861,651)		753,599,300
TOTAL COMMON STOCKS (Identified cost $775,585,800)		882,343,390

SHORT-TERM INVESTMENT — 1.2% OF TOTAL NET ASSETS

Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/30/2017 at 0.12% to be repurchased at $10,490,000 on 07/03/2017 collateralized by $10,285,000 U.S. Treasury Inflation Indexed Bond, 1.00% due 02/15/2046 valued at $10,641,824 including interest (Cost $10,490,000)
	Face Amount

	$10,490,000	10,490,000

TOTAL INVESTMENTS — 99.5% (Identified cost $786,075,800)		892,833,390
Cash and receivables		23,231,600
Liabilities		(19,119,780)
TOTAL NET ASSETS — 100.0%		$896,945,210
(a) See Note 2A.
(b) Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
5

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017
(unaudited)

Assets
Investments at value:
(Identified cost $786,075,800)		$892,833,390
Cash		3,673
Receivable for:
Securities sold	$22,285,167
Shares of the Fund sold	46,875
Dividends and interest	895,885	23,227,927
Total assets		916,064,990

Liabilities
Payable for:
Securities purchased	16,993,669
Shares of the Fund redeemed	1,343,120	18,336,789
Accrued expenses:
Management fees	591,814
Trustees’ fees	28,365
Accounting, administration and compliance expenses	45,183
Transfer agent fees	67,469
Other expenses	50,160	782,991
Total liabilities		19,119,780
Net Assets		$896,945,210

Net assets consist of:
Capital paid-in		$703,564,713
Undistributed net investment income		2,447,057
Accumulated net realized gains on investments		84,175,850
Net unrealized appreciation on investments		106,757,590
Net Assets		$896,945,210

Shares of beneficial interest outstanding, no par value		27,629,268

Net asset value per share*		$32.46
* Shares of the Fund are sold and redeemed at net asset
value ($896,945,210 ÷ 27,629,268).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2017
(unaudited)

Investment Income
Income:
Dividends (net of withholding tax of
$431,241)	$8,448,688
Interest	4,725
8,453,413

Expenses:
Management fees	3,564,640
Trustees’ fees	57,933
Accounting, administration and compliance expenses	282,816
Custodian fees and expenses	65,251
Transfer agent fees	216,563
Audit and tax services	24,730
Legal	48,663
Printing	26,314
Registration fees	12,903
Miscellaneous expenses	16,688
4,316,501
Net investment income	4,136,912

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	83,148,082
Net change in unrealized depreciation on investments	(5,473,131)
Net realized and unrealized gains on investments	77,674,951

Change in Net Assets from Operations	$81,811,863

See accompanying notes to financial statements.
6

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
From Operations
Net investment income	$4,136,912	$3,147,914
Net realized gains on investments	83,148,082	13,364,495
Net change in unrealized depreciation on investments and foreign currency transactions	(5,473,131)	(7,532,205)
Change in net assets from operations	81,811,863	8,980,204

From Distributions to Shareholders
Net investment income	(1,689,855)	(3,625,854)
Net long-term realized capital gains on investments	—	(7,844,262)
	(1,689,855)	(11,470,116)
From Capital Share Transactions
Proceeds from sale of shares	4,525,028	10,202,201
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	1,467,574	3,125,190
Distributions from net long-term realized capital gains on investments	—	6,882,609
	5,992,602	20,210,000
Cost of shares redeemed	(60,164,027)	(225,540,792)
Change in net assets derived from capital share transactions	(54,171,425)	(205,330,792)
Total change in net assets	25,950,583	(207,820,704)

Net Assets
Beginning of period	870,994,627	1,078,815,331
End of period (including undistributed net investment income of $2,447,057 and $0 at June 30, 2017 and December 31, 2016, respectively)	$896,945,210	$870,994,627

Number of Shares of the Fund:
Issued from sale of shares	144,532	377,143
Issued in connection with reinvestment of:
Dividends from net investment income	46,750	111,068
Distributions from net long-term realized capital gains on investments	—	231,972
	191,282	720,183
Redeemed	(1,918,217)	(8,219,622)
Net change	(1,726,935)	(7,499,439)

See accompanying notes to financial statements.
7

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31,
			2016	2015	2014	2013	2012
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$29.67		$29.27	$32.89	$30.76	$29.37	$26.81
Net investment income (a)	0.15		0.10	0.04	0.28	0.23	0.30
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.70		0.68	(0.81)	6.41	2.68	2.53
Total from investment operations	2.85		0.78	(0.77)	6.69	2.91	2.83

Dividends from net investment income	(0.06)		(0.11)	(0.03)	(0.24)	(0.28)	(0.27)
Distributions from net short-term realized gains	—		—	—	(0.92)	—	—
Distributions from net long-term realized gains	—		(0.27)	(2.82)	(3.40)	(1.24)	—
Total distributions	(0.06)		(0.38)	(2.85)	(4.56)	(1.52)	(0.27)

Net increase (decrease) in net asset value	2.79		0.40	(3.62)	2.13	1.39	2.56
Net asset value at end of period	$32.46		$29.67	$29.27	$32.89	$30.76	$29.37

Total return (%)	9.6		2.7	(2.3)	21.8	9.9	10.6

Ratios:
Operating expenses to average net assets (%)	0.98	*	0.99	0.92	0.92	0.92	0.89
Net investment income to average net assets (%)	0.94	*	0.35	0.11	0.86	0.75	1.01
Portfolio turnover (%)	272	*	241	224	135	146	101
Net assets at end of period (in thousands) ($)	896,945	870,995		1,078,815	1,244,679	1,174,498	1,417,608
(a) Per share net investment income has been calculated using the average shares outstanding during the period.
* Computed on an annualized basis.

See accompanying notes to financial statements.
8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2017
(unaudited)

1. Organization — CGM Realty Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2017 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$882,343,390	—	—
	Short-Term Investment
	Repurchase Agreement	—	$10,490,000	—
	Total	$882,343,390	$10,490,000	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the six months ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$77,498,508	$10,691,253	$105,190,736
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2017 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$787,642,654	$126,608,345	$(21,417,609)	$105,190,736
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2016 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2016 and 2015 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
2016	$3,147,914	$8,322,202	—	$11,470,116
2015	$938,546	$96,482,482	—	$97,421,028
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2017, the Fund had an investment in a repurchase agreement with a gross value of $10,490,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash and/or securities of $10,641,824 exceeded the value of the repurchase agreement at June 30, 2017 by $151,824.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing —The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
4. Purchases and sales of securities — For the period ended June 30, 2017, purchases and sales of securities other than short-term investments aggregated $1,184,486,695 and $1,233,965,951, respectively.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2017, the Fund incurred management fees of $3,564,640, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investmen

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

t Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $282,816, for the period ended June 30, 2017, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $247,378 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2017, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement — In October 2016, the SEC adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-ended mutual funds and exchange-traded funds. The final rules are designed to enhance the quality of information available to investors and to allow the SEC to more effectively collect and use data reporting by funds.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments.  The compliance date for the amendments to Regulation S-X is August 1, 2017, while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018.  Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

13

CGM REALTY FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2017 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
The Trustees of the Trust considered renewal of the Fund's advisory agreement at meetings of the independent Trustees in March and April 2017 and at a meeting of the full Board in April 2017. The Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.
2. The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to a market indices and a universe of other real estate funds selected and provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the ten-year period ended December 31, 2016 as well as the weak performance of the Fund for the one, three, and five-year periods ended December 31, 2016, in each case as compared to other funds in the Broadridge Real Estate Fund Universe. The Board noted that CGM manages the Fund’s investments with a long-term focus on global trends that may take time to develop and which carries a risk that expected developments may not occur or may be affected by unexpected events that would affect portfolio returns. However, the Board also observed that CGM's long-term focus had often proven its worth and that it offers Fund investors the potential for significant returns over longer periods of time.
3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
4. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2016, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.
5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by

14

CGM REALTY FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

Broadridge, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of mutual funds included in the Broadridge expense universe. The Board considered that the advisory fee paid by the Fund was above the median for the mutual funds included in the Broadridge expense universe, but concluded that the fee was reasonable in light of CGM's active investment style, and the fact that unlike many real estate mutual funds the Fund has flexibility to invest in companies other than REITs that are connected to the real estate industry. The Board concluded the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.

15

CGM REALTY FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 to June 30, 2017.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expenses Paid During Period* 01/01/17 - 06/30/17
Actual	$1,000.00	$1,096.46	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$4.89
* Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC. P.O. Box 8511 Boston, Massachusetts 02266-8511

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR217	Printed in U.S.A.

CGM
Focus Fund

79th Quarterly Report
June 30, 2017

A No-Load Fund

To Our Shareholders:
CGM Focus Fund increased 2.3% during the second quarter of 2017 compared to a return of 3.1% for the Standard and Poor’s 500 Index (“S&P 500 Index”). For the first six months of the year, CGM Focus Fund returned 9.3% and the S&P 500 Index, 9.3%.
The positive performance of U.S. stocks early in 2017 continued into the second quarter of the year despite some mixed economic news in April. Manufacturing activity continued to expand, but at a slightly slower pace according to the Institute for Supply Management. Since the end of the recession, businesses have been slow to increase investment which has led to sluggish but continued growth in the manufacturing sector. This is substantiated by the Commerce Department’s report on orders for durable goods which showed a monthly increase in March of only 0.7%. Despite March’s low unemployment rate of 4.5%, U.S. consumers demonstrated continued restraint in spending and the Commerce Department reported a disappointing 0.2% drop in retail sales for March and revised its February estimate to a 0.3% decline. This muted consumer demand contributed to the meager growth in gross domestic product which the Commerce Department initially reported as expanding at only a 0.7% annual rate in the first quarter though later revised to a 1.4% annual rate. But the GDP report also included other signs of increased business investment, rising consumer confidence and rising consumer income which may improve economic growth going forward.
Improving economic indicators in May continued to boost stock performance. While the manufacturing sector continued its slow expansion, the Institute for Supply Management reported accelerating growth in the non-manufacturing sector. Further evidence of economic growth came from the Federal Reserve’s report on April industrial production, which increased by 1% from the prior month in its largest monthly gain in more than three years. Commerce Department April reports on consumer spending showed improvement with monthly retail sales and the personal consumption rate each increasing by 0.4%. Additionally, the University of Michigan

Consumer Sentiment Index rose to its highest reading since January reaching 97.1 in May. Increased consumer spending and strong consumer confidence suggest potential for expanding growth in the economy.
While the April Personal Consumption Expenditure Index (the index the Fed consults when planning interest rate adjustments) came in at 1.7%, falling short of the Fed’s desired 2%, some signs of upward inflation pressure emerged. The Labor Department’s April Producer Price Index for Final Demand, which measures the prices U.S. companies receive for their goods and services, grew to its highest level in five years, increasing 2.5% year over year. The Labor Department’s measure of import prices also experienced 4.1% annual growth in April from a year earlier. However these indicators were tempered by oil prices that dropped into bear market territory in June. Falling energy prices generally weigh on inflation and often drive investors to U.S. treasuries. Oil prices have declined through much of the year despite production cuts by OPEC and other oil producing nations. These cuts have been offset in part by increased production from the U.S. shale oil industry which has continued to increase its exports after Congress lifted its export ban in 2015.
Despite conflicting inflation indicators, low unemployment and continued economic expansion prompted the Fed to raise interest rates by 0.25% in June. The Fed indicated further economic expansion would allow it to begin reducing the portfolio of bonds and other assets that it purchased to stimulate the economy in response to the recession of 2007 - 2009. As this news was widely anticipated, it had very little impact on the stock market. Strong corporate profits and improving global economic conditions helped stock prices continue to climb through the end of the quarter. Technology stocks have outperformed other sectors through the first half of the year. These stocks pulled back at the end of the quarter while bank stocks rose on news that all of the 34 largest U.S. banks passed the Fed’s capital requirements test mandated by the Dodd-Frank Act. Several banks immediately increased

CGM FOCUS FUND

their dividends. Accelerating global economic expansion sent stocks higher, especially in the Eurozone and encouraged some central banks, including the European Central Bank, to suggest they may begin reducing their stimulus programs, which could increase yields on government bonds.
The yield on the 10-year U.S. Treasury bond started the quarter at 2.4% and fell as low as 2.1% before ending at 2.3% on June 30. Low inflation, the tepid momentum of the U.S. economic expansion and concerns about the Trump administration’s ability to push its tax and spending policies through Congress have all played a part in holding bond yields down. Additionally, the geopolitical uncertainties in North Korea and Syria and the lower yields offered by government bonds in Europe and Japan have drawn investors to U.S. Treasuries. The S&P 500 Index was priced at 24.2 times the trailing twelve month earnings as of June 30. While U.S. stocks remain expensive, we believe the recent increase in the global economic expansion combined with strong earnings reports in several sectors of the U.S. economy should offer ample opportunities in U.S. stocks.
On June 30, 2017, CGM Focus Fund held large industry positions in commercial banks, broker/dealers and electronic components. The Fund’s three largest holdings were Citigroup Inc., Bank of America Corporation (commercial banks) and Morgan Stanley (broker/dealer). Approximately 53.8% of the portfolio was invested in securities sold short.

David C. Fietze
President

July 5, 2017

CGM FOCUS FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2017

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	30.9	+	2.7
5 Years	+	78.9	+	12.3
1 Year	+	35.6	+	35.6
3 Months	+	2.3		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2017 (unaudited) COMMON STOCKS

Industry	Percent of Net Assets
Commercial Banks	17.8%
Broker/Dealers	9.6
Electronic Components	9.6
Banks - Money Center	9.3
Metals and Mining	7.9
Leisure	5.7
Airlines	5.6
Light Capital Goods	5.5
Peripherals	5.2
Electronic and Communication Equipment	4.7
Insurance	4.7
Beverages and Tobacco	4.6
Retail	4.6
Home Products	4.3
Auto and Related	4.1
Health Care Services	1.9
SECURITIES SOLD SHORT

United States Treasury Bonds	(26.1)
Retail	(23.2)
Technology	(3.7)
Leisure	(0.8)
SCHEDULE OF INVESTMENTS as of June 30, 2017 (unaudited) COMMON STOCKS — 105.1% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines — 5.6%
Copa Holdings, S.A.	447,100	$52,310,700

Auto and Related — 4.1%
Ferrari N.V.	440,000	37,848,800

Banks - Money Center — 9.3%
Banco Bradesco S.A. ADR (b)	6,000,000	51,000,000
Itau Unibanco Holding S.A. ADR (b)	3,200,000	35,360,000
		86,360,000
Beverages and Tobacco — 4.6%
Constellation Brands, Inc.	220,000	42,620,600

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2017 (continued) (unaudited) COMMON STOCKS (continued)

Broker/Dealers — 9.6%	Shares	Value(a)
Morgan Stanley (c)	1,390,000	$61,938,400
The Charles Schwab Corporation (c)	630,000	27,064,800
		89,003,200
Commercial Banks — 17.8%
Bank of America Corporation (c)	3,210,000	77,874,600
Citigroup Inc.	1,240,000	82,931,200
JPMorgan Chase & Co.	50,000	4,570,000
		165,375,800
Electronic and Communication Equipment — 4.7%
NetEase Inc ADR	145,000	43,591,350

Electronic Components — 9.6%
Advanced Micro Devices, Inc. (d)	1,100,000	13,728,000
Applied Materials, Inc.	670,000	27,677,700
Micron Technology, Inc. (c)(d)	1,600,000	47,776,000
		89,181,700
Health Care Services — 1.9%
Centene Corporation (d)	220,000	17,573,600

Home Products — 4.3%
Thor Industries, Inc.	385,000	40,240,200

Insurance — 4.7%
Prudential Financial, Inc.	400,000	43,256,000

Leisure — 5.7%
Royal Caribbean Cruises Ltd.	482,000	52,648,860

Light Capital Goods — 5.5%
KLA-Tencor Corporation	150,000	13,726,500
Lam Research Corporation (c)	265,000	37,478,950
		51,205,450
Metals and Mining — 7.9%
Turquoise Hill Resources Ltd. (d)	7,200,000	19,080,000
Vale S.A. ADR (b)(c)	6,250,000	54,687,500
		73,767,500
Peripherals — 5.2%
Western Digital Corporation	550,000	48,730,000

Retail — 4.6%
Alibaba Group Holding Limited ADR (d)	300,000	42,270,000

TOTAL COMMON STOCKS (Identified cost $872,088,356)		975,983,760

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2017 (continued) (unaudited)

SHORT-TERM INVESTMENT — 1.3% OF TOTAL NET ASSETS	Face Amount	Value(a)
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/30/17 at 0.12% to be repurchased at $11,705,000 on 07/03/2017 collateralized by $11,475,000 U.S. Treasury Inflation Indexed Bond, 1.00% due 02/15/2046 valued at $11,873,110 including interest. (Cost $11,705,000)	$11,705,000	$11,705,000

TOTAL INVESTMENTS — 106.4% (Identified cost $883,793,356)		987,688,760
Cash and receivables		510,983,738
Liabilities		(570,579,307)
TOTAL NET ASSETS — 100.0%		$928,093,191

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2017 (continued) (unaudited)

SECURITIES SOLD SHORT — 53.8% OF TOTAL NET ASSETS

COMMON STOCKS — 27.7% OF TOTAL NET ASSETS
Leisure — 0.8%	Shares	Value(a)
Netflix, Inc. (d)	50,000	$7,470,500

Retail — 23.2%
Amazon.com, Inc. (d)	9,000	8,712,000
DDR Corp.	1,350,000	12,244,500
General Growth Properties, Inc.	2,320,000	54,659,200
Macy's, Inc.	1,500,000	34,860,000
Simon Property Group, Inc.	330,000	53,380,800
The Macerich Company	890,000	51,673,400
		215,529,900

Technology — 3.7%
Snap Inc. (d)	1,900,000	33,763,000
TOTAL COMMON STOCKS (Proceeds $275,324,073)		256,763,400

BONDS — 26.1% OF TOTAL NET ASSETS
United States Treasury — 26.1%	Face Amount
United States Treasury Bonds, 2.750%, 08/15/2042	$35,000,000	34,637,680
United States Treasury Bonds, 2.875%, 11/15/2046	100,000,000	100,593,800
United States Treasury Bonds, 3.000%, 02/15/2047	40,000,000	41,279,680
United States Treasury Bonds, 3.125%, 02/15/2043	40,000,000	42,279,680
United States Treasury Bonds, 3.750%, 11/15/2043	20,000,000	23,519,540
TOTAL BONDS (Proceeds $227,736,795)		242,310,380

TOTAL SECURITIES SOLD SHORT — 53.8% (Proceeds $503,060,868)		$499,073,780
(a) See Note 2A.
(b) At June 30, 2017, the Fund has approximately 15.2% of net assets invested in companies incorporated in Brazil.
(c) A portion of this security has been segregated as collateral in connection with short sale investments (See Note 2E).
(d) Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (unaudited)
Assets
Investments at value:
(Identified cost $883,793,356)		$987,688,760
Cash		1,238
Deposits with brokers for short sales		438,779,825
Receivable for:
Securities sold	$71,373,943
Shares of the Fund sold	5,349
Dividends and interest	823,383	72,202,675
Total assets		1,498,672,498
Liabilities
Securities sold short at current market value (Proceeds $503,060,868)		499,073,780
Payable for:
Securities purchased	66,799,937
Shares of the Fund redeemed	1,060,748
Interest payable	1,789,970
Tax Withholding	359
Short dividend payable	880,250	70,531,264
Accrued expenses:
Management fees	751,364
Trustees’ fees	30,046
Accounting, administration and compliance expenses	47,976
Transfer agent fees	84,840
Other expenses	60,037	974,263
Total liabilities		570,579,307
Net Assets		$928,093,191

Net Assets consist of:
Capital paid-in		$2,273,678,052
Undistributed net investment loss		(5,821,564)
Accumulated net realized losses on investments		(1,447,645,789)
Net unrealized appreciation on investments:
Long positions		103,895,404
Short positions		3,987,088
Net Assets		$928,093,191
Shares of beneficial interest outstanding, no par value		19,877,027
Net asset value per share*		$46.69
* Shares of the Fund are sold and redeemed at net asset
value ($928,093,191 ÷ 19,877,027).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2017 (unaudited)
Investment Income
Income:
Dividends (net of withholding tax of
$402,227)	$8,949,322
Interest	3,314
8,952,636

Expenses:
Management fees	4,640,802
Trustees’ fees	61,322
Accounting, administration and compliance expenses	300,299
Custodian fees and expenses	69,610
Transfer agent fees	329,722
Audit and tax services	24,730
Legal	50,480
Printing	37,668
Registration fees	12,769
Interest expense on short sales	5,428,400
Dividend expense on short sales	3,801,850
Miscellaneous expenses	16,548
14,774,200
Net investment loss	(5,821,564)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments:
Long transactions	142,400,268
Short transactions	4,776,128
147,176,396
Net change in unrealized appreciation (depreciation) on investments:
Long transactions	(66,754,344)
Short transactions	10,347,888
(56,406,456)
Net realized and unrealized gains on investments	90,769,940
Change in Net Assets from Operations	$84,948,376

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
From Operations
Net investment loss	$(5,821,564)	$(9,969,392)
Net realized gains on investments	147,176,396	9,919,219
Net change in unrealized appreciation (depreciation) on investments	(56,406,456)	61,347,617
Change in net assets from operations	84,948,376	61,297,444

From Capital Share Transactions
Proceeds from sale of shares	5,898,837	8,880,757
Cost of shares redeemed	(99,599,793)	(198,259,157)
Change in net assets derived from capital share transactions	(93,700,956)	(189,378,400)
Total change in net assets	(8,752,580)	(128,080,956)

Net Assets
Beginning of period	936,845,771	1,064,926,727
End of period (including undistributed net investment loss of $(5,821,564) and $0 at June 30, 2017 and December 31, 2016, respectively)	$928,093,191	$936,845,771

Number of Shares of the Fund:
Issued from sale of shares	129,662	248,932
Redeemed	(2,171,060)	(5,497,232)
Net change	(2,041,398)	(5,248,300)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (unaudited)			For the Year Ended December 31,
				2016		2015		2014		2013		2012
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$42.74			$39.20		$40.88		$40.31		$29.30		$25.65
Net investment loss (a)(b)	(0.28)			(0.41)		(0.52)		(0.64)		(0.40)		(0.10)
Net realized and unrealized gains (losses) on investments	4.23			3.95		(1.16)		1.21		11.41		3.75
Total from investment operations	3.95			3.54		(1.68)		0.57		11.01		3.65

Net increase (decrease) in net asset value	3.95			3.54		(1.68)		0.57		11.01		3.65
Net asset value at end of period	$46.69			$42.74		$39.20		$40.88		$40.31		$29.30

Total return (%)	9.3			9.0		(4.1)		1.4		37.6		14.2

Ratios:
Operating expenses to average net assets (%)	1.17	*		1.20		1.13		1.10		1.09		1.10
Dividends and interest on short positions to average net assets (%)	1.94	*		1.25		1.09		1.16		0.91		0.24
Total expenses to average net assets (%)	3.11	*		2.45		2.22		2.26		2.00		1.34

Net investment loss to average net assets (%)	(1.22)	*		(1.13)		(1.27)		(1.61)		(1.13)		(0.37)
Portfolio turnover (%)	404	(c)	*	334	(c)	268	(c)	266	(c)	291	(c)	360
Net assets at end of period (in thousands) ($)	928,093		936,846		1,064,927		1,326,978		1,642,133		1,441,596

(a) Net investment income (loss) per share excluding all related
short sale income and expenses ($)	0.16			0.04		(0.07)		(0.18)		(0.08)		(0.04)
(b) Per share net investment loss has been calculated using
the average shares outstanding during the period.
(c) Includes short sale bond transactions.
* Computed on an annualized basis.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2017
(unaudited)

1. Organization — CGM Focus Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than other diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2017 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$975,983,760	—	—
	Short-Term Investment
	Repurchase Agreement	—	$11,705,000	—
	Total	$975,983,760	$11,705,000	—

	Investments in Securities-Liabilities
	Common Stocks*	$256,763,400	—	—
	Bonds
	United States Treasury Bonds	—	$242,310,380	—
	Total	$256,763,400	$242,310,380	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the six months ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income and expense is recorded

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income and expense is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
—	—	$96,665,066
The identified cost of investments in securities held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2017 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$891,023,694	$105,738,310	$(9,073,244)	$96,665,066
For the year ended December 31, 2016, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	—	$888,260,104	—	2016
	—	—	$1,572,159,776	2017
Total	—	$888,260,104	$1,572,159,776
Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

As of December 31, 2016, the post-enactment capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$10,736,266	—	$10,736,266	$17,899,500	—	$17,899,500
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2016 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses and expiring capital loss carryforwards. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax characterization of distributions is determined on an annual basis.
E. Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any fees, dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at June 30, 2017, was $271,724,200 and the value of cash held in a segregated account, a portion of which may have been restricted at June 30, 2017, was $438,779,825.
F. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
G. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
H. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2017, the Fund had an investment in a repurchase agreement with a gross value of $11,705,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash and/or securities of $11,873,110 exceeded the value of the repurchase agreement at June 30, 2017 by $168,110.
I. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
4. Purchases and sales of securities — For the period ended June 30, 2017, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $2,476,101,559 and $2,587,396,056, respectively. Short sales for U.S. Treasury bonds for the period ended June 30, 2017 were $48,910,938.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2017, the Fund incurred management fees of $4,640,802, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund's average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund's average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $300,299, for the period ended June 30, 2017, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $262,150 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2017, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement — In October 2016, the SEC adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-ended mutual funds and exchange-traded funds. The final rules are designed to enhance the quality of information available to investors and to allow the SEC to more effectively collect and use data reporting by funds.  In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments.  The compliance date for the amendments to Regulation S-X is August 1, 2017, while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018.  Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

CGM FOCUS FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2017 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
The Trustees of the Trust considered renewal of the Fund's advisory agreement at meetings of the independent Trustees in March and April 2017 and at a meeting of the full Board in April 2017. The Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.
2. The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to a market index and three universes of other funds (multi-cap core funds, capital appreciation funds and multi-cap growth funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the above-average performance of the Fund for the one-year period ended December 31, 2016, as well as the below-average performance of the Fund for the three, five and ten-year periods ended December 31, 2016, in each case as compared with each Broadridge universe. The Board noted that CGM manages the Fund’s investments with a long-term focus on global trends that may take time to develop and which carries a risk that expected developments may not occur or may be affected by unexpected events that would affect portfolio returns. However, the Board also observed that CGM's long-term focus had often proven its worth and that it offers Fund investors the potential for significant returns over longer periods of time.
3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
4. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2016, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.
5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

Broadridge, Inc. The Board noted that the total expense ratio of the Fund was the median total expense ratio for its peer group in the Broadridge expense universe. The advisory fee paid by the Fund was above the median expense ratios of mutual funds included in the Broadridge expense universe, but the Board concluded that this was reasonable in light of CGM's active investment style and the flexibility of the Fund to sell securities short and to leverage positions, which are strategies that many other capital appreciation mutual funds lack the flexibility to pursue. The Board concluded the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.

CGM FOCUS FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 to June 30, 2017.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expenses Paid During Period* 01/01/17 - 06/30/17
Actual	$1,000.00	$1,092.65	$16.12
Hypothetical (5% return before expenses)	$1,000.00	$1,009.39	$15.48
* Expenses are equal to the Fund’s annualized expense ratio of 3.11%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC. P.O. Box 8511 Boston, Massachusetts 02266-8511

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2017, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to CGM Trust’s Board of Trustees since the last proxy statement to shareholders.  As previously disclosed, CGM Trust does not have a formal process for considering any Trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 16, 2017

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: August 16, 2017